CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Products	$ 46,398	$ 73,520	$ 82,926
Services	7,304	9,423	5,521
Total revenues	53,702	82,943	88,447
Business and related taxes	(838)	(1,410)	(1,283)
Net revenues	52,864	81,533	87,164
Cost of revenues (including share-based compensation of $41, $12 and $3 for 2013, 2014 and 2015, respectively)
Products	9,123	13,845	17,009
Services	6,024	4,384	4,652
Total cost of revenues	15,147	18,229	21,661
Gross profit	37,717	63,304	65,503
Operating expenses:
Research and development (including share-based compensation of $380, $98 and $49 for 2013, 2014 and 2015, respectively)	15,304	17,276	19,251
Selling and marketing (including share-based compensation of $492, $130 and $30 for 2013, 2014 and 2015, respectively)	11,627	13,877	14,957
General and administrative (including share-based compensation of $1,358, $1,459 and $36 for 2013, 2014 and 2015, respectively)	8,653	10,935	9,959
Total operating expenses	35,584	42,088	44,167
Income from operations	2,133	21,216	21,336
Interest income	1,126	$ 1,312	$ 1,901
Gain from deemed disposal of an equity method investment	184
Other income, net	1,810	$ 3,069	$ 534
Income before income tax expenses	5,253	25,597	23,771
Income tax expenses/(benefits):
Income tax-current	3,401	10,638	(1,587)
Income tax-deferred	1,177	(4,265)	2,314
Total income tax expenses	4,578	6,373	727
Net income before share of loss on equity method investments	675	19,224	23,044
Share of loss on equity method investments, net of nil income taxes	(47)	(59)	(468)
Net income	628	19,165	22,576
Less: Net loss attributable to noncontrolling interest	(900)	(1,725)	(1,832)
Net income attributable to China Digital TV Holding Co., Ltd.	$ 1,528	$ 20,890	$ 24,408
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.03	$ 0.35	$ 0.41
Diluted	$ 0.02	$ 0.34	$ 0.41
Weighted average shares used in calculating net income per ordinary share
Basic	59,968,346	59,369,708	59,111,594
Diluted	62,133,669	61,716,779	59,176,457
Net income	$ 628	$ 19,165	$ 22,576
Other comprehensive income/(loss), net of nil income taxes
Foreign currency translation adjustment	(3,892)	(3,441)	2,904
Comprehensive income/(loss)	(3,264)	15,724	25,480
Less: Comprehensive loss attributable to noncontrolling interest	(933)	(1,735)	(1,785)
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (2,331)	$ 17,459	$ 27,265